CONSOLIDATED STATEMENTS OF CASH FLOWS - D Boral A R C Acquisition I Corp [Member]	9 Months Ended
Dec. 31, 2025 USD ($)
Cash flows from operating activities:
Net income	$ 4,455,970
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on trust account	(4,776,628)
Payment of expenses through promissory note – related party	41,420
Changes in operating assets and liabilities:
Prepaid expenses	(203,134)
Accrued expenses	37,611
Net cash used in operating activities	(444,761)
Cash flows from financing activities:
Investment of cash in Trust Account	(280,000,000)
Net cash used in investing activities	(280,000,000)
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discount paid	280,000,000
Proceeds from sale of private placement units	2,000,000
Repayment of promissory note	(225,461)
Payment of offering costs	(934,438)
Net cash provided by financing activities	280,865,101
Net change in cash	420,340
Cash at the beginning of the period
Cash at the end of the period	420,340
Supplemental disclosure of non-cash investing and financing activities:
Forfeiture of founder shares	32
Re-measurement of ordinary shares subject to redemption	4,776,628
Issuance of representative shares	$ 2,419,400